Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2005 Portfolio
September 30, 2021
VIPF2005-NPRT3-1121
1.822342.116
Domestic Equity Funds - 8.9%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	4,074	216,925
VIP Equity-Income Portfolio Initial Class (a)	8,455	226,681
VIP Growth & Income Portfolio Initial Class (a)	10,176	258,273
VIP Growth Portfolio Initial Class (a)	2,152	222,760
VIP Mid Cap Portfolio Initial Class (a)	1,404	62,766
VIP Value Portfolio Initial Class (a)	8,723	166,092
VIP Value Strategies Portfolio Initial Class (a)	4,910	81,013
TOTAL DOMESTIC EQUITY FUNDS (Cost $671,546)		1,234,510

International Equity Funds - 15.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	72,299	1,006,403
VIP Overseas Portfolio Initial Class (a)	37,640	1,087,800
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,417,150)		2,094,203

Bond Funds - 56.6%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	151,588	1,732,647
Fidelity International Bond Index Fund (a)	8,612	86,376
Fidelity Long-Term Treasury Bond Index Fund (a)	26,768	387,874
VIP High Income Portfolio Initial Class (a)	50,964	278,774
VIP Investment Grade Bond Portfolio Initial Class (a)	391,558	5,395,675
TOTAL BOND FUNDS (Cost $7,180,389)		7,881,346

Short-Term Funds - 19.5%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $2,716,677)	2,716,677	2,716,677

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $11,985,762)	13,926,736
NET OTHER ASSETS (LIABILITIES) - 0.0%	(353)
NET ASSETS - 100.0%	13,926,383

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	1,794,523	390,917	509,516	64	10,039	46,684	1,732,647
Fidelity International Bond Index Fund	-	86,926	75	-	-	(475)	86,376
Fidelity Long-Term Treasury Bond Index Fund	369,621	217,384	167,344	7,636	(7,279)	(24,508)	387,874
VIP Contrafund Portfolio Initial Class	274,430	53,984	135,666	13,002	33,927	(9,750)	216,925
VIP Emerging Markets Portfolio Initial Class	1,354,742	305,258	615,022	53,056	101,699	(140,274)	1,006,403
VIP Equity-Income Portfolio Initial Class	289,644	60,945	155,294	9,627	13,612	17,774	226,681
VIP Government Money Market Portfolio Initial Class 0.01%	3,275,991	447,305	1,006,619	224	-	-	2,716,677
VIP Growth & Income Portfolio Initial Class	329,907	69,593	181,484	10,045	37,126	3,131	258,273
VIP Growth Portfolio Initial Class	279,618	75,651	132,661	33,225	36,551	(36,399)	222,760
VIP High Income Portfolio Initial Class	320,681	35,350	85,753	2,644	(2,610)	11,106	278,774
VIP Investment Grade Bond Portfolio Initial Class	6,306,239	1,011,511	1,782,432	92,995	(18,203)	(121,440)	5,395,675
VIP Mid Cap Portfolio Initial Class	79,989	10,466	38,883	304	8,921	2,273	62,766
VIP Overseas Portfolio Initial Class	1,050,628	381,044	428,136	31,714	62,251	22,013	1,087,800
VIP Value Portfolio Initial Class	211,844	35,360	118,415	516	28,088	9,215	166,092
VIP Value Strategies Portfolio Initial Class	103,642	14,848	57,770	171	13,338	6,955	81,013
	16,041,499	3,196,542	5,415,070	255,223	317,460	(213,695)	13,926,736

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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